Guarantor Financials Guarantor Financial Statements (Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Sep. 27, 2014	Sep. 28, 2013
Net income	$ 96.3	$ 111.4
Foreign currency translation adjustments	(63.8)	36.6
Change in fair value of derivative financial instruments, net of tax	(2.1)	(9.2)
Change in fair value of investment securities, net of tax	0.6	0
Post-retirement and pension liability adjustments, net of tax	0	(0.1)
Other Comprehensive Income (Loss), Net of Tax	(65.3)	27.3
Comprehensive income	31.0	138.7
Consolidation, Eliminations [Member]
Net income	(243.1)	(102.6)
Foreign currency translation adjustments	63.8	(37.2)
Change in fair value of derivative financial instruments, net of tax	(0.4)	(0.3)
Change in fair value of investment securities, net of tax	(1.7)	0
Post-retirement and pension liability adjustments, net of tax	0	0
Other Comprehensive Income (Loss), Net of Tax	61.7	(37.5)
Comprehensive income	(181.4)	(140.1)
Parent Company [Member]
Net income	96.3
Foreign currency translation adjustments	(63.8)
Change in fair value of derivative financial instruments, net of tax	(2.1)
Change in fair value of investment securities, net of tax	0.6
Post-retirement and pension liability adjustments, net of tax	0
Other Comprehensive Income (Loss), Net of Tax	(65.3)
Comprehensive income	31.0
Guarantor Subsidiaries [Member]
Net income	(17.5)	111.4
Foreign currency translation adjustments	(0.2)	36.6
Change in fair value of derivative financial instruments, net of tax	0.9	(9.2)
Change in fair value of investment securities, net of tax	(1.3)	0
Post-retirement and pension liability adjustments, net of tax	0	(0.1)
Other Comprehensive Income (Loss), Net of Tax	(0.6)	27.3
Comprehensive income	(18.1)	138.7
Non-Guarantor Subsidiaries [Member]
Net income	260.6	102.6
Foreign currency translation adjustments	(63.6)	37.2
Change in fair value of derivative financial instruments, net of tax	(0.5)	0.3
Change in fair value of investment securities, net of tax	3.0	0
Post-retirement and pension liability adjustments, net of tax	0	0
Other Comprehensive Income (Loss), Net of Tax	(61.1)	37.5
Comprehensive income	$ 199.5	$ 140.1